Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2017
Assets and Liabilities of VIEs Relating to Real Estate Development and Rental

The assets and liabilities of VIEs relating to real estate development and rental for which NTT Group has determined it is the primary beneficiary and which are consolidated in NTT Group’s consolidated balance sheets as of March 31, 2016 and 2017 are as follows:

	2016	2017
	Millions of yen
	Develop and lease real estate (*1,2)
Current assets	¥21,550	¥15,984
Property, plant and equipment	168,252	165,701
Investments and other assets	2,766	3,021
Current liabilities	2,648	2,098
Long-term liabilities	65,196	64,569

(*1)	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop and lease real estates included “Land” totaling ¥122,878 million and ¥122,878 million, “Current portion of long-term debt” totaling ¥800 million and ¥800 million, and “Long-term debt” totaling ¥37,300 million and ¥36,500 million at March 31, 2016 and 2017, respectively.
(*2)	“Current portion of long-term debt” and “Long-term debt (excluding current portion)” above are secured by the VIEs’ land and buildings totaling ¥230,636 million and ¥227,796 million at March 31, 2016 and 2017, respectively.